Schedule of operations of discontinued operations (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Sep. 30, 2025		Sep. 30, 2024
Net sales	$ 2,807	[1]		[1]	$ 6,534	[2]		[2]
Cost of sales	4,844				12,932
Income tax expense	4
Net loss from discontinued operations			(3,983)		(36,367)		(43,054)
Health Solutions [Member]
Net sales			19,195		39,364		145,242
Cost of sales			15,481		30,462		120,908
Income tax expense			74		357		(900)
Net loss from discontinued operations			$ (3,983)		$ (36,367)		$ (43,054)

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the three months ended December 31, 2025 and the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[2]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.